Prepayments and Other Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 29, 2024	Apr. 23, 2023
Prepayments and Other Assets [Line Items]
Allowance for expected credit losses for prepayments and other assets
Impairment loss	$ 1.3
Guarantee agreement [member]
Prepayments and Other Assets [Line Items]
Total liability of guaranteed obligations under all agreements			$ 30.0	$ 13.0